Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Marketing Expenses [Abstract]
Schedule of Marketing Expenses

Marketing expenses for the years ended December 31, 2014, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Advertising	$74,999	$74,294	$50,776
Customer procurement expense including lead purchase costs	42,843	52,418	49,381
Customer referral and revenue sharing expense	10,020	8,624	8,653

Total	$127,862	$135,336	$108,810